Offerings	Sep. 29, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered hereunder by Goldman Sachs BDC, Inc. (the "registrant") at indeterminate prices, and includes such indeterminate number of such securities as may, from time to time, be issued upon conversion, redemption, repurchase, exchange or exercise of other securities registered hereunder, to the extent any such other securities are, by their terms, convertible or exchangeable for such securities, including under any applicable anti-dilution provisions; warrants include an indeterminate number of warrants as may be sold, from time to time separately or in combination with other securities registered hereunder, representing rights to purchase common stock, preferred stock or debt securities. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, as amended (the "Securities Act"), the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Fee Rate	0.01381%
Offering Note	See Offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering note 1. Debt securities may be issued at an original issue discount or at a premium.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	See Offering note 1.